Other Income (Expenses), Net	6 Months Ended
Mar. 31, 2024
Other Income (Expenses), Net [Abstract]
OTHER INCOME (EXPENSES), NET

NOTE 18 – OTHER INCOME (EXPENSES), NET

Other income (expenses), net for the six months ended March 31, 2024 and March 31, 2023 consisted of the following:

	For the six months
	March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Government subsidies*	$228,673	$479,152
Other miscellaneous non-business income (loss)	16,200	20,830
Total other income (expenses), net	$244,873	$499,982

*	Government subsidies as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. Government subsidies as the support for certain assets were recorded in deferred government subsidies and are amortized in the future periods. For six months ended March 31, 2024 and 2023, the Company recorded government subsidies of $228,673 and $479,152 respectively.